STOCKHOLDERS' EQUITY - Schedule of forward-looking range of assumptions to value the stock options issue (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY
Dividend yield	0.00%	0.00%
Risk-free rate of return	0.33%	2.15%
Expected life in years	5 years 10 months 17 days	5 years 10 months 17 days
Volatility	74.57%	93.59%
Forfeiture rate	2.60%	2.60%